SCHEDULE OF LEASE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Leases
Operating lease cost	$ 7	$ 290	$ 1,302	$ 1,158
Short-term lease cost			14	320
Variable lease cost	9	437	180	547
Total lease expense	$ 16	$ 727	$ 1,496	$ 2,025